Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and components	$ 16,671	$ 9,598
Products in process	14,258	9,013
Finished products	7,438	7,710
Inventories	$ 38,367	$ 26,321